STATEMENT OF MATERIAL ACCOUNTING POLICIES, Basis of Preparation (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Basis of preparation [Abstract]
Net cash outflows from operating and investing activities	$ 25,136,632	$ 21,569,980
Cash and cash equivalents	$ 33,157,356	$ 11,937,941	$ 5,672,551	$ 1,697,904